Consolidated Statements of Income and Comprehensive Income $ in Thousands, $ in Thousands	6 Months Ended						12 Months Ended
	Jun. 30, 2025 USD ($) $ / shares shares		Jun. 30, 2025 SGD ($) $ / shares shares		Jun. 30, 2024 SGD ($) $ / shares shares		Dec. 31, 2024 USD ($) $ / shares shares		Dec. 31, 2024 SGD ($) $ / shares shares		Dec. 31, 2023 SGD ($) $ / shares shares		Dec. 31, 2022 SGD ($) $ / shares shares
Income Statement [Abstract]
Revenues	$ 1,638		$ 2,162		$ 2,226		$ 3,086		$ 4,216		$ 4,650		$ 2,764
Cost of revenue	(1,166)		(1,538)		(1,450)		(1,972)		(2,694)		(2,660)		(1,570)
Gross profit	472		624		776		1,114		1,522		1,990		1,194
Operating expenses:
Selling and distribution	(155)		(205)		(38)		(126)		(173)		(25)
General and administrative	(578)		(763)		(562)		(954)		(1,303)		(759)		(440)
Total operating expenses	(733)		(968)		(600)		(1,080)		(1,476)		(784)		(440)
Profit from operations	(261)		(344)		176		34		46		1,206		754
Other income (expense):
Gain from disposal of plant and equipment													27
Interest income		[1]		[1]	5		4		6		3
Interest expense	(8)		(11)		(13)		(18)		(25)		(22)		(17)
Government grants	69		91		2		83		114		48		23
Rental income	12		16		13		22		30				12
Total other income, net	73		96		7		91		125		29		45
Income before income tax	(188)		(248)		183		125		171		1,235		799
Income tax (expense) benefit							1		1		(117)		(136)
NET INCOME	(188)		(248)		183		126		172		1,118		663
Other comprehensive income (loss)
Foreign currency adjustments	(6)
TOTAL COMPREHENSIVE INCOME	$ (194)		$ (248)		$ 183		$ 126		$ 172		$ 1,118		$ 663
Earnings per ordinary share
Basic | (per share)		[2]		[2]	$ 183		$ 126		$ 172		$ 1,118		$ 663
Diluted | (per share)		[2]		[2]	$ 183		$ 126		$ 172		$ 1,118		$ 663
Weighted average number of ordinary shares
Basic	1,000,000	[3]	1,000,000	[3]	1	[3]	1	[4]	1	[4]	1	[4]	1	[4]
Diluted	1,000,000	[3]	1,000,000	[3]	1	[3]	1	[4]	1	[4]	1	[4]	1	[4]

[1]	Below S$1,000/US$1,000
[2]	Below S$1,000/US$1,000
[3]	Retrospectively presented for the effect of (i) the issuance of 1 ordinary share on February 15, 2024 in preparation of the Company’s initial public offering, (ii) the 1:200 share sub-division and 5,000,000 share surrender approved on October 2, 2024 and (iii) the 15 for 1 reverse share split effected on February 12, 2026. (Note 1)
[4]	Retrospectively presented for the effect of 1 share issued on February 15, 2024 in preparation of the Company’s initial public offering